FINANCIAL INSTRUMENTS - Liquidity risk (Details) - Liquidity risk - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	R$ 30,977,914	R$ 32,800,346
Less than 1 year
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	11,806,631	9,377,095
1-3 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	3,043,551	5,724,459
4-5 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	2,419,579	3,563,916
2026
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	13,708,153	14,134,876
Liabilities, Trade accounts payable
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	8,017,140	5,437,953
Liabilities, Trade accounts payable | Less than 1 year
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	8,017,140	5,437,953
Liabilities, Loans and Financing
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	17,885,671	21,962,204
Liabilities, Loans and Financing | Less than 1 year
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	851,225	2,131,402
Liabilities, Loans and Financing | 1-3 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	2,227,608	3,465,577
Liabilities, Loans and Financing | 4-5 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	2,308,361	3,531,312
Liabilities, Loans and Financing | 2026
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	12,498,477	12,833,913
Liabilities, Debentures
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	3,492,689	3,077,960
Liabilities, Debentures | Less than 1 year
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	1,802,373	66,145
Liabilities, Debentures | 1-3 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	780,537	2,174,184
Liabilities, Debentures | 4-5 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	111,218	32,604
Liabilities, Debentures | 2026
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	798,561	805,027
Liabilities, Related parties
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	24,648	22,855
Liabilities, Related parties | 2026
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	24,648	22,855
Liabilities, Obligation with FIDC
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	45,497	987,406
Liabilities, Obligation with FIDC | Less than 1 year
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	45,497	944,513
Liabilities, Obligation with FIDC | 1-3 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations		42,893
Liabilities, Other current liabilities
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	1,090,396	797,082
Liabilities, Other current liabilities | Less than 1 year
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	1,090,396	797,082
Liabilities, Other non-current liabilities
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	421,873	514,886
Liabilities, Other non-current liabilities | 1-3 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	35,406	41,805
Liabilities, Other non-current liabilities | 2026
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	R$ 386,467	R$ 473,081